SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2014
Office furniture and equipment [member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	15.00%
Office furniture and equipment [member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	7.00%
Laboratory equipment [member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	31.00%
Laboratory equipment [member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	15.00%
Computers and electronic equipment [member]
Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	33.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual Depreciation Rate	10.00%